Events after the reporting period (Details Narrative)	1 Months Ended
Jul. 31, 2022 Number
COVID VLA2001 [member] | Member States [member] | Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Number of doses	1,250,000